1
Jensen Global Quality Growth Fund
Schedule of Investments
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 98.66%
Canada — 5.56%
Alimentation Couche-Tard, Inc. 17,570 $ 918,810
Canadian National Railway Co. 14,500 1,633,289
2,552,099
France — 3.57%
Dassault Systemes SE 22,108 876,152
Hermes International SCA 370 760,975
1,637,127
Germany — 3.79%
SAP SE 12,450 1,736,833
Ireland — 5.66%
Accenture PLC - Class A 8,010 2,593,397
Spain — 3.28%
Amadeus IT Group SA 21,880 1,501,264
Switzerland — 2.83%
Nestle SA 10,800 1,298,586
Taiwan, Province Of China — 3.59%
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR 17,610 1,647,768
United Kingdom — 13.13%
AstraZeneca PLC 16,030 2,153,195
Compass Group PLC 71,840 1,811,572
Diageo PLC 50,170 2,054,615
6,019,382

Jensen Global Quality Growth Fund
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
Shares Value
COMMON STOCKS — 98.66% (Continued)
United States — 57.25%
Alphabet, Inc. - Class A (a) 14,270 $ 1,943,146
Aon PLC 4,820 1,606,940
Apple, Inc. - Class A 9,560 1,796,037
Automatic Data Processing, Inc. 6,010 1,530,206
Broadridge Financial Solutions, Inc. 3,820 711,322
Equifax, Inc. 4,970 1,027,299
Home Depot, Inc. 2,870 947,961
Intuit, Inc. 2,560 1,387,034
Johnson & Johnson 5,520 892,474
KLA Corp. 1,460 732,730
Mastercard, Inc. - Class A 2,350 969,704
Microsoft Corp. 8,560 2,805,626
NIKE, Inc. - Class B 9,520 968,279
PepsiCo, Inc. 12,260 2,181,299
Pfizer, Inc. 29,780 1,053,616
Starbucks Corp. 13,190 1,285,234
Stryker Corp. 5,540 1,570,867
Texas Instruments, Inc. 5,020 843,661
UnitedHealth Group, Inc. 2,240 1,067,539
Verisk Analytics, Inc. 3,790 918,014
26,238,988
TOTAL COMMON STOCKS (Cost $38,234,043) 45,225,444
MONEY MARKET FUNDS — 1.06%
First American Treasury Obligations Fund - X Class - 5.165% (b) 486,986 486,986
TOTAL MONEY MARKET FUNDS (Cost $486,986) 486,986
Total Investment s (Cost $38,721,029) — 99.72% 45,712,430
Other Assets in Excess of Liabilities — 0.28% 126,332
TOTAL NET ASSETS — 100.00% $ 45,838,762
Percentages are stated as a percent of net assets.
ADR
American Depositary Receipt
PLC
Public Limited Company
SA
An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SCA
Societe en commandite par actions is a Belgian term for limited partnership with share capital.
SE
Societas Europaea is a term for a European Public Liability Company.
(a) Non-income producing security.
(b) The rate shown represents the seven-day yield as of August 31, 2023.

Notes to Schedule of Investments
August 31, 2023 (Unaudited)
Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.
If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.
If market quotations are not readily available, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value procedures, subject to oversight by the Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.
In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/
or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Notes to Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
The Trust has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of August 31, 2023:
Jensen Global Quality Growth Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 33,032,252 $ 12,193,192 $ – $ 45,225,444
Total Equity Securities 33,032,252 12,193,192 – 45,225,444
Money Market Funds 486,986 – – 486,986
Total Investments in Securities $ 33,519,238 $ 12,193,192 $ – $ 45,712,430
(1)
See the Schedule of Investments for country classifications.